Leases - Additional Information (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) RenewableOption	Jan. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Lessee Lease Description [Line Items]
Operating lease costs			$ 314,900	$ 432,742	$ 710,984	$ 320,669
Right-of-use asset			$ 2,474,370		2,295,263	2,899,199
New Building Lease
Lessee Lease Description [Line Items]
Right-of-use asset	$ 892,472	$ 1,350,240
Annual payments start amount	192,772	168,267
Annual payments end amount	$ 225,153	$ 219,540
Lease, term of contract		10 years
Initial term of contract		5 years
Renewal option	5 years	5 years
Initial lease term expiration period	2025-11
Number of renewable option | RenewableOption	1
Selling General and Administrative Expenses
Lessee Lease Description [Line Items]
Operating lease costs					$ 710,984	$ 320,669